UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance California Municipal Income Fund

Eaton Vance Massachusetts Municipal Income Fund

Eaton Vance National Municipal Income Fund

Eaton Vance New York Municipal Income Fund

Eaton Vance Ohio Municipal Income Fund

Eaton Vance

California Municipal Income Fund

June 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.7%

Security	Principal Amount (000’s omitted)	Value
Education — 12.3%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/38	$2,500	$2,694,750
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	1,000	1,170,670
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	215	245,063
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	375	419,134
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,895	3,150,657
California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	3,250	3,330,177
California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,500	3,184,700
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,810	2,090,405
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	450	495,657
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	305	328,015
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	865	997,276
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	1,048,014
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,091,386
California State University, 5.25%, 11/1/31	1,465	1,687,197

		$21,933,101

Electric Utilities — 9.0%
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	$2,725	$2,992,867
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	895	1,039,865
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,845	3,326,289
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,450	1,665,644
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,955	2,230,733
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,377,382
Vernon, Electric System Revenue, 5.125%, 8/1/21	2,170	2,427,167

		$16,059,947

Escrowed/Prerefunded — 2.2%
San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	$5,765	$3,994,569

		$3,994,569

General Obligations — 15.1%
California, 5.00%, 4/1/42	$1,130	$1,204,004
California, 5.50%, 11/1/35	2,500	2,873,400
California, 6.00%, 4/1/38	1,000	1,161,920
California Department of Veterans Affairs, (AMT), 5.00%, 12/1/27	3,500	3,621,520
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/32	215	234,042
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/33	235	252,503
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/34	260	278,086
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/35	255	276,489
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/36	310	335,361
Larkspur-Corte Madera School District, (Election of 2011), 4.50%, 8/1/39	1,105	1,220,704

1

Security	Principal Amount (000’s omitted)	Value
Menlo Park City School District, 5.00%, 7/1/29(1)	$470	$562,632
Menlo Park City School District, 5.00%, 7/1/30(1)	515	612,531
Palo Alto, (Election of 2008), 5.00%, 8/1/40(2)	5,200	5,915,884
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,030	1,181,750
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	1,000	1,148,180
Santa Clara County (Election of 2008), 5.00%, 8/1/39(2)(3)	5,400	6,057,450

		$26,936,456

Hospital — 15.3%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$875	$954,756
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/29	1,855	2,181,833
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/34	3,500	3,772,405
California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital), 5.00%, 8/15/26	1,000	1,158,280
California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital), 5.00%, 8/15/27	250	290,183
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,728,705
California Health Facilities Financing Authority, (Stanford Hospital and Clinics), 4.00%, 8/15/21	1,000	1,136,230
California Health Facilities Financing Authority, (Stanford Hospital and Clinics), 5.00%, 8/15/23	1,250	1,514,088
California Health Facilities Financing Authority, (Stanford Hospital and Clinics), 5.00%, 8/15/51	1,670	1,789,889
California Health Facilities Financing Authority, (Sutter Health), 5.875%, 8/15/31	3,000	3,566,670
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	561,440
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,855	1,960,642
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	625	656,181
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/42	3,000	3,211,380
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,000	1,001,130
Washington Township Health Care District, 5.00%, 7/1/25	750	804,660
Washington Township Health Care District, 5.25%, 7/1/30	1,000	1,073,920

		$27,362,392

Housing — 0.9%
Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	$1,257	$1,270,902
Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	388	390,600

		$1,661,502

Industrial Development Revenue — 1.2%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$265	$287,268
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.40%, 4/1/25	1,700	1,839,655

		$2,126,923

2

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 1.8%
California Educational Facilities Authority, (Loyola Marymount University), (NPFG), 0.00%, 10/1/20	$2,000	$1,517,420
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	1,500	1,655,385

		$3,172,805

Insured-Electric Utilities — 1.2%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/32	$2,000	$2,116,220

		$2,116,220

Insured-Escrowed/Prerefunded — 5.3%
Foothill/Eastern Transportation Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/28	$15,000	$9,489,300

		$9,489,300

Insured-General Obligations — 0.8%
Los Angeles Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(2)	$1,300	$1,431,222

		$1,431,222

Insured-Lease Revenue/Certificates of Participation — 3.2%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/30(4)	$9,530	$3,524,099
Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	2,400	2,121,624

		$5,645,723

Insured-Special Tax Revenue — 4.9%
Ceres Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	$1,485	$1,290,198
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, (AGM), 4.50%, 7/1/27	2,720	2,889,809
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	4,000	4,475,520

		$8,655,527

Insured-Transportation — 3.1%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	$1,800	$936,576
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	2,125	2,210,489
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	2,230	2,412,481

		$5,559,546

Lease Revenue/Certificates of Participation — 1.9%
Los Angeles County, (Disney Parking), 0.00%, 3/1/17	$1,075	$959,480
Los Angeles County, (Disney Parking), 0.00%, 3/1/20	3,205	2,494,035

		$3,453,515

Other Revenue — 0.3%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	$515	$534,652

		$534,652

Senior Living/Life Care — 1.7%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$669,618
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	250	250,478
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	1,000	962,000
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41	1,000	1,123,880

		$3,005,976

3

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 9.0%
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	$415	$388,129
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	665	577,386
Corona Public Financing Authority, 5.80%, 9/1/20	1,755	1,759,440
Fairfield Improvement Bond Act of 1915, (North Cordelia District), 7.375%, 9/2/18	660	683,410
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	260	291,988
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	578,349
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	260	286,328
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	365	398,989
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	260	282,656
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	13,190	999,538
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	3,585	3,752,204
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,000	1,155,640
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	985	987,709
Temecula Unified School District, 5.00%, 9/1/27	350	356,433
Temecula Unified School District, 5.00%, 9/1/37	535	534,203
Torrance Redevelopment Agency, 5.625%, 9/1/28	1,000	1,000,430
Tustin Community Facilities District, 6.00%, 9/1/37	1,000	1,039,460
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	900	902,853

		$15,975,145

Transportation — 10.2%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$4,005	$4,704,593
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(3)	3,080	3,416,829
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,750	3,016,310
Los Angeles Harbor Department, (AMT), 5.00%, 8/1/22	2,500	2,965,725
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	4,052,484

		$18,155,941

Water and Sewer — 6.3%
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/32	$1,975	$2,357,597
California Department of Water Resources, 5.00%, 12/1/29	3,180	3,701,584
East Bay Municipal Utility District, 5.00%, 6/1/30	2,000	2,347,100
Metropolitan Water District of Southern California, 5.00%, 7/1/29	2,500	2,877,700

		$11,283,981

Total Tax-Exempt Investments — 105.7% (identified cost $169,751,875)		$188,554,443

Other Assets, Less Liabilities — (5.7)%		$(10,223,008)

Net Assets — 100.0%		$178,331,435

4

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2012, 19.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 11.6% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,114,279.

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

A summary of open financial instruments at June 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	80 U.S. 10-Year Treasury Note	Short	$(10,623,604)	$(10,670,000)	$(46,396)
9/12	25 U.S. 30-Year Treasury Bond	Short	(3,681,204)	(3,699,219)	(18,015)

					$(64,411)

At June 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $64,411.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$157,650,144

Gross unrealized appreciation	$19,676,844
Gross unrealized depreciation	(332,545)

Net unrealized appreciation	$19,344,299

5

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$188,554,443	$—	$188,554,443
Total Investments	$—	$188,554,443	$—	$188,554,443

Liability Description
Futures Contracts	$(64,411)	$—	$—	$(64,411)
Total	$(64,411)	$—	$—	$(64,411)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Massachusetts Municipal Income Fund

June 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 106.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 6.3%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,638,800
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,940	3,932,279
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,205	4,310,341

		$12,881,420

Education — 18.9%
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/20	$1,120	$1,359,960
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	3,930	4,764,889
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,100	1,228,348
Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	1,105	1,150,548
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	4,000	5,234,200
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	6,000	6,881,640
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,939,450
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/26	1,000	1,164,160
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/31	1,300	1,482,988
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/32	2,125	2,406,371
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	5,000	5,952,000

		$38,564,554

Escrowed/Prerefunded — 2.2%
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$1,500	$1,762,470
Massachusetts Water Resources Authority, Escrowed to Maturity, 5.25%, 12/1/15	2,540	2,769,768

		$4,532,238

General Obligations — 16.6%
Boston, 4.00%, 4/1/24	$925	$1,041,457
Boston, 5.00%, 4/1/22	2,510	3,221,208
Cambridge, 4.00%, 2/15/21	1,820	2,145,452
Cambridge, 4.00%, 2/1/26	850	899,784
Cambridge, 5.00%, 1/1/24	340	421,750
Danvers, 5.25%, 7/1/36	2,800	3,254,356
Grafton, 4.00%, 4/1/21	775	897,760
Grafton, 4.00%, 4/1/22	810	939,908
Lexington, 4.00%, 2/1/20	975	1,148,599
Lexington, 4.00%, 2/1/21	1,265	1,495,028
Lexington, 4.00%, 2/1/22	1,315	1,560,708
Lexington, 4.00%, 2/1/23	1,095	1,293,753
Newton, 5.00%, 4/1/36	4,500	5,047,920
Plymouth, 5.00%, 5/1/26	710	838,354

1

Security	Principal Amount (000’s omitted)	Value
Plymouth, 5.00%, 5/1/28	$1,160	$1,351,145
Plymouth, 5.00%, 5/1/31	1,090	1,255,833
Plymouth, 5.00%, 5/1/32	1,000	1,148,790
Wayland, 5.00%, 2/1/33	1,790	2,089,485
Wayland, 5.00%, 2/1/36	2,680	3,084,224
Winchester, 5.00%, 4/15/36	775	894,327

		$34,029,841

Hospital — 11.8%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,213,685
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	1,900	2,299,532
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	1,780	1,980,944
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	2,120	2,334,523
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	2,000	2,136,160
Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/22	1,065	1,080,453
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,320	3,381,420
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,675,252
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	6,800	7,308,232
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	799,440

		$24,209,641

Industrial Development Revenue — 0.9%
Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$1,775	$1,779,153

		$1,779,153

Insured-Education — 6.7%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	$5,000	$6,579,700
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	5,460	7,061,473

		$13,641,173

Insured-Escrowed/Prerefunded — 0.1%
Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	$200	$234,996

		$234,996

Insured-General Obligations — 3.5%
Massachusetts, (BHAC), (FGIC), 0.882%, 5/1/37(2)	$8,800	$7,109,872

		$7,109,872

Insured-Hospital — 0.7%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$1,395	$1,528,543

		$1,528,543

Insured-Special Tax Revenue — 5.7%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	$4,955	$6,028,402
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	5,000	5,524,150

		$11,552,552

2

Security	Principal Amount (000’s omitted)	Value
Insured-Student Loan — 3.1%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$1,840	$2,028,379
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	4,385	4,329,881

		$6,358,260

Insured-Transportation — 7.7%
Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,862,568
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	10,750	7,960,913
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	4,320	4,815,590

		$15,639,071

Nursing Home — 1.3%
Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$2,715	$2,719,968

		$2,719,968

Other Revenue — 2.5%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$1,590	$1,849,806
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	1,195	1,377,548
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	1,580	1,785,369

		$5,012,723

Senior Living/Life Care — 2.3%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,400	$1,392,132
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	525	566,879
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27	615	584,238
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41	2,465	2,210,341

		$4,753,590

Solid Waste — 1.6%
Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.60%, 12/1/19	$3,250	$3,262,350

		$3,262,350

Special Tax Revenue — 6.9%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$425	$493,268
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/23	6,185	4,143,208
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/26	3,500	1,970,885
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	1,240	1,592,656
Massachusetts, Transportation Fund Gas Tax Revenue, (Accelerated Bridge Program), 4.00%, 6/1/28	4,000	4,306,120
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	85	87,256
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,255	1,471,073

		$14,064,466

Transportation — 2.1%
Massachusetts Port Authority, 5.00%, 7/1/28	$3,750	$4,281,675

		$4,281,675

Water and Sewer — 5.2%
Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15	$3,975	$3,994,080

3

Security	Principal Amount (000’s omitted)	Value
Boston Water and Sewer Commission, 4.00%, 11/1/25	$2,500	$2,781,875
Boston Water and Sewer Commission, 5.00%, 11/1/29	1,505	1,745,409
Boston Water and Sewer Commission, 5.00%, 11/1/31	360	414,130
Massachusetts Water Resources Authority, 5.25%, 12/1/15	1,625	1,761,597

		$10,697,091

Total Tax-Exempt Investments — 106.1% (identified cost $194,663,150)		$216,853,177

Other Assets, Less Liabilities — (6.1)%		$(12,383,676)

Net Assets — 100.0%		$204,469,501

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2012, 25.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 7.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2012.

A summary of open financial instruments at June 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	112 U.S. 30-Year Treasury Bond	Short	$(16,491,795)	$(16,572,500)	$(80,705)

At June 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $80,705.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

4

Aggregate cost	$174,946,726

Gross unrealized appreciation	$23,330,918
Gross unrealized depreciation	(74,467)

Net unrealized appreciation	$23,256,451

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$216,853,177	$—	$216,853,177
Total Investments	$—	$216,853,177	$—	$216,853,177

Liability Description
Futures Contracts	$(80,705)	$—	$—	$(80,705)
Total	$(80,705)	$—	$—	$(80,705)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

National Municipal Income Fund

June 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 111.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.9%
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 4.00%, 6/15/26	$28,805	$32,162,799
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 4.00%, 6/15/27	13,770	15,254,406
Oklahoma Water Resources Board, 5.25%, 4/1/36	14,165	16,728,015
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	25,530	30,310,492

		$94,455,712

Cogeneration — 0.8%
Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$22,150	$22,273,597
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13(1)	1,300	821,990
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19(1)	21,950	13,939,348
Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11(1)	1,500	295,200
Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21(1)	5,000	992,900

		$38,323,035

Education — 1.8%
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36	$4,750	$5,664,137
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	45,615	52,776,099
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	14,470	16,617,059
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	8,485	9,592,123
University of North Carolina at Charlotte, 5.00%, 4/1/29	1,580	1,863,784

		$86,513,202

Electric Utilities — 4.4%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$16,800	$17,204,376
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	8,600	9,993,458
JEA, FL, Electric System Revenue, 4.00%, 10/1/28	2,335	2,494,060
JEA, FL, Electric System Revenue, 4.00%, 10/1/29	3,440	3,649,909
JEA, FL, Electric System Revenue, 4.00%, 10/1/30	5,560	5,860,129
JEA, FL, Electric System Revenue, 4.00%, 10/1/31	3,235	3,394,550
Long Island, NY, Power Authority, Electric System Revenue, 5.00%, 9/1/42(3)	7,000	7,619,640
Puerto Rico Electric Power Authority, 5.00%, 7/1/42	39,530	39,607,084
Puerto Rico Electric Power Authority, 5.25%, 7/1/31	20,025	21,018,440
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(2)	41,100	45,552,363
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	51,375	57,463,451

		$213,857,460

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 0.1%
Bexar County, TX, Health Facilities Development Corp., (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$3,242,328

		$3,242,328

General Obligations — 15.9%
Bonneville and Bingham Counties, ID, Joint School District No. 93, 5.00%, 9/15/30	$1,380	$1,632,471
Bonneville and Bingham Counties, ID, Joint School District No. 93, 5.00%, 9/15/31	790	928,424
Buffalo-Hanover-Montrose, MN, Independent School District No. 877, 4.00%, 2/1/23	3,810	4,360,583
Buffalo-Hanover-Montrose, MN, Independent School District No. 877, 4.00%, 2/1/24	2,150	2,419,911
California, 5.00%, 4/1/42	35,345	37,659,744
Charleston County, SC, 4.00%, 11/1/28	7,485	8,266,958
Charleston County, SC, 4.00%, 11/1/29	2,300	2,522,387
Clark County, NV, 5.00%, 6/1/38(2)	94,200	101,200,944
Conroe, TX, Independent School District, (PSF Guaranteed), 5.25%, 2/15/33	12,840	14,848,304
Denver City and County, CO, School District No. 1, 4.00%, 12/1/26	8,110	8,789,212
Denver City and County, CO, School District No. 1, 4.00%, 12/1/28	4,140	4,419,657
Forest Grove School District No. 15, Washington County, OR, 0.00%, 6/15/28	3,050	1,781,566
Forest Grove School District No. 15, Washington County, OR, 0.00%, 6/15/29	3,440	1,893,273
Forest Grove School District No. 15, Washington County, OR, 0.00%, 6/15/30	4,110	2,137,241
Forest Grove School District No. 15, Washington County, OR, 0.00%, 6/15/31	3,075	1,503,060
Hawaii, 5.00%, 12/1/31	19,000	22,140,700
Howell Public Schools, MI, 4.00%, 5/1/23	1,640	1,794,734
Howell Public Schools, MI, 4.25%, 5/1/24	2,100	2,306,745
Howell Public Schools, MI, 4.25%, 5/1/25	2,515	2,736,068
Howell Public Schools, MI, 4.50%, 5/1/26	1,950	2,152,917
Howell Public Schools, MI, 4.50%, 5/1/28	2,305	2,500,372
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36	14,180	16,077,426
Louisiana, 4.00%, 8/1/28(2)	23,200	24,655,104
Louisiana, 4.00%, 8/1/28	5	5,314
Louisiana, 4.00%, 8/1/29(2)	23,940	25,293,807
Louisiana, 4.00%, 8/1/29	15	15,848
Louisiana, 4.00%, 8/1/30(2)	15,760	16,527,197
Louisiana, 4.00%, 8/1/30	10	10,487
Louisiana, 4.00%, 8/1/31(2)	15,920	16,598,192
Louisiana, 4.00%, 8/1/31	10	10,426
Newton, MA, 5.00%, 4/1/36	5,275	5,917,284
Newton, MA, 5.00%, 4/1/39	11,480	12,825,686
Ohio, 4.00%, 2/1/28	6,435	6,851,151
Ohio, 4.00%, 2/1/29	3,220	3,409,948
Ohio, 4.00%, 2/1/30	6,115	6,426,559
Oregon, 4.00%, 8/1/27	1,080	1,194,502
Oregon, 4.00%, 8/1/28	1,200	1,320,792
Oregon, 4.00%, 8/1/29	550	601,321
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	41,620	46,584,850
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	11,192,900
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	7,945	5,621,644
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/25	11,945	8,069,684
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/26	11,485	7,428,957
San Francisco City and County, CA, 4.00%, 6/15/28	9,440	9,889,155
San Francisco City and County, CA, 4.00%, 6/15/29	9,820	10,280,165
San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(2)	36,300	38,336,793
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(2)(4)	57,400	64,388,450
Texas, (AMT), 5.00%, 8/1/31	8,000	9,178,640
Texas, (AMT), 5.00%, 8/1/36	10,465	11,803,683
Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33(2)	40,875	43,712,134

Security	Principal Amount (000’s omitted)	Value
Washington, 4.00%, 7/1/26	$24,435	$26,511,486
Washington, 4.00%, 7/1/27	26,070	28,028,639
Washington, 4.00%, 7/1/28	25,750	27,467,782
Washington, 5.00%, 2/1/31	15,720	18,026,910
Washington, 5.00%, 2/1/33	21,255	24,184,789
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/31	12,995	15,199,212

		$771,642,188

Health Care-Miscellaneous — 0.0%(5)
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(6)	$799	$802,260
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(6)	857	861,859

		$1,664,119

Hospital — 13.7%
Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(2)	$34,260	$35,937,370
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	5,700	6,356,754
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(4)	36,700	41,227,679
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	15,399,554
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	10,670	11,522,533
California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	19,735	20,900,549
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	49,645	51,605,978
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/42	14,490	15,510,965
California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	59,270	62,766,930
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	12,725	12,967,284
Charlotte-Mecklenburg, NC, Hospital Authority, (Carolinas HealthCare System), 5.00%, 1/15/43	3,415	3,721,872
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	18,195	19,252,857
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	53,260	67,754,709
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	7,510	8,701,837
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.00%, 7/1/30	4,060	4,160,891
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	16,520	17,262,078
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	12,795	13,829,092
Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	4,000	4,001,440
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	2,545	2,777,155
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	4,150	4,729,506
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/41	41,400	44,248,320
South Miami, FL, Health Facilities Authority, (Baptist Health South Florida Obligated Group), 5.00%, 8/15/37(2)	63,000	66,805,830
South Miami, FL, Health Facilities Authority, (Baptist Health South Florida Obligated Group), 5.00%, 8/15/42(2)	75,000	79,243,500
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott & White Healthcare), 5.25%, 8/15/40	17,685	19,046,214
Washington Township Health Care District, 6.25%, 7/1/39	16,675	18,855,256

Security	Principal Amount (000’s omitted)	Value
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.125%, 8/15/30	$8,475	$8,747,726
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.25%, 8/15/31	8,865	9,242,915

		$666,576,794

Housing — 2.1%
Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	$6,035	$4,641,398
Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	7,785	8,005,861
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	7,784,543
Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(2)	23,335	24,948,615
Virginia Housing Development Authority, (AMT), 5.30%, 7/1/35	6,500	6,821,230
Virginia Housing Development Authority, (AMT), 23.618%, 10/1/35(6)(7)(8)	6,940	8,867,585
Virginia Housing Development Authority, Series A, (AMT), 5.10%, 10/1/35	18,345	19,247,941
Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	18,750	19,672,875

		$99,990,048

Industrial Development Revenue — 5.4%
Austin, TX, (CargoPort Development LLC), (AMT), 8.30%, 10/1/21	$5,765	$5,844,326
Broward County, FL, (Lynxs CargoPort), (AMT), 6.75%, 6/1/19(1)	1,805	1,295,864
Capital Trust Agency, FL, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	2,460	2,305,340
Denver City and County, CO, (United Airlines), (AMT), 5.25%, 10/1/32	12,360	12,305,492
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	33,290	34,059,665
Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	4,055	4,055,568
Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	41,750	41,922,428
Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	175	91,072
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	10,360	10,401,751
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00% to 6/1/13 (Put Date), 6/1/33	9,590	10,184,580
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	53,150	58,671,753
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37(9)	49,635	57,948,366
St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	22,920	24,008,929

		$263,095,134

Insured-Electric Utilities — 0.9%
Long Island, NY, Power Authority, Electric System Revenue, (BHAC), 5.50%, 5/1/33	$36,660	$42,323,970

		$42,323,970

Insured-General Obligations — 1.3%
Geary County, KS, Unified School District No. 475, (NPFG), 3.00%, 9/1/26	$4,450	$4,307,111
Los Angeles, CA, Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(2)	51,625	56,836,027

		$61,143,138

Insured-Hospital — 1.1%
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(2)	$38,800	$39,680,372
Medford, OR, Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	12,000	13,891,320

		$53,571,692

Insured-Housing — 0.2%
Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.50%, 10/1/49	$10,310	$10,579,710

		$10,579,710

Security	Principal Amount (000’s omitted)	Value
Insured-Other Revenue — 3.5%
Golden State Tobacco Securitization Corp., CA, (AGM), 0.00%, 6/1/26	$50,700	$26,785,317
Golden State Tobacco Securitization Corp., CA, (AMBAC), 0.00%, 6/1/24	24,985	14,919,293
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	68,155	18,686,738
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/41	25,000	4,149,250
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	11,725	13,252,533
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,085	6,902,216
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/31	8,080	8,131,712
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/46	16,615	16,375,744
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	50,000	59,429,000

		$168,631,803

Insured-Special Tax Revenue — 6.7%
Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	$20,805	$13,526,163
Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	31,010	19,122,317
Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	17,000	9,895,360
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	11,000	13,360,710
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	3,080	3,747,220
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/24	14,715	8,720,403
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/35	84,310	25,131,125
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/44	218,400	37,912,056
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/45	156,345	25,540,519
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/48	60,720	8,276,136
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 4/1/49	50,000	6,614,000
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,425	565,440
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	1,625	351,553
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	2,000	740,240
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,201,820	101,758,099
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	220,840	33,172,376
Regional Transportation Authority, LA, (FGIC), (NPFG), 0.00%, 12/1/21	6,800	4,270,332
San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	13,690	10,811,678

		$323,515,727

Insured-Student Loan — 1.9%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$47,470	$52,329,979
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	41,710	41,185,705

		$93,515,684

Insured-Transportation — 6.9%
Alabama Port Authority, (NPFG), (AMT), 4.50%, 10/1/36	$11,220	$11,064,379
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	13,335	2,986,106
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	22,385	4,701,745
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	52,480	55,141,261
North Texas Tollway Authority, (AGC), 0.00%, 1/1/33	104,265	38,988,854
North Texas Tollway Authority, (AGC), 6.20%, (0.00% until 1/1/15), 1/1/42	58,690	59,025,120
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	7,470	8,444,686
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	2,500	2,786,800
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	38,705	40,262,102
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	21,420	23,172,798

Security	Principal Amount (000’s omitted)	Value
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/22	$46,300	$31,307,597
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/32	31,045	9,356,342
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/34	119,480	31,836,641
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/35	54,685	13,690,390

		$332,764,821

Lease Revenue/Certificates of Participation — 2.8%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$40,360	$46,437,812
Michigan Building Authority, 6.00%, 10/15/38	1,000	1,140,380
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	38,660	46,369,577
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	36,925	42,842,601

		$136,790,370

Nursing Home — 0.7%
Hillsborough County, FL, Industrial Development Authority, (Tampa Bay Retirement Center), 8.00%, 6/1/25	$7,885	$7,929,156
Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	11,140	11,160,386
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	9,780	7,935,590
Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	8,415	8,419,797
Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,645	1,398,118

		$36,843,047

Other Revenue — 7.3%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$12,735	$14,344,067
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	14,295	16,084,305
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	7,785	8,805,536
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	250	212,650
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	13,795	980,411
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	5,210	143,223
Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	33,100	26,609,752
Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	41,945	33,295,102
Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	27,650	27,667,696
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/40	8,340	9,343,802
New York, NY, Industrial Development Agency, (Bronx Parking Development Co., LLC), 5.875%, 10/1/46	12,330	6,464,619
New York, NY, Transitional Finance Authority, (Building Aid), 5.00%, 7/15/36	20,155	22,572,391
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(6)	12,000	10,136,160
Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(6)	19,000	15,259,470
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	20,625	20,923,031
Seminole Tribe, FL, 5.25%, 10/1/27(6)	1,000	1,008,360
Seminole Tribe, FL, 5.50%, 10/1/24(6)	11,915	12,457,728
Seminole Tribe, FL, 5.75%, 10/1/22(6)	2,100	2,240,196
Texas Municipal Gas Acquisition and Supply Corp., 6.25%, 12/15/26	80,270	94,369,425
Tobacco Settlement Financing Corp., NJ, 5.00%, 6/1/41	32,000	24,984,960
Tobacco Settlement Financing Corp., VA, 5.00%, 6/1/47	13,070	8,746,183

		$356,649,067

Senior Living/Life Care — 0.3%
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$400	$389,484
Logan County, CO, Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23(10)	410	208,124
New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(1)	9,345	4,672,033

Security	Principal Amount (000’s omitted)	Value
North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(10)	$16,435	$6,571,699
Plantation Health Facilities Authority, FL, (Covenant Village of Florida), 5.125%, 12/1/22	1,750	1,751,155

		$13,592,495

Special Tax Revenue — 5.5%
Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	$185	$185,958
Detroit, MI, Downtown Development Authority, 0.00%, 7/1/20	2,000	1,329,640
Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	910	820,711
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	360	362,776
Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.20%, 5/1/35	570	598,631
Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.50%, 5/1/34	440	455,365
Heritage Springs, FL, Community Development District, 5.25%, 5/1/26	1,070	1,036,177
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	9,030	10,134,188
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	8,700	9,713,985
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	9,250	10,282,948
Louisiana, Gasoline and Fuels Tax Revenue, 4.00%, 5/1/31	10,000	10,391,700
Louisiana, Gasoline and Fuels Tax Revenue, 4.00%, 5/1/32	11,755	12,175,711
Massachusetts Bay Transportation Authority, 5.00%, 7/1/41	11,355	12,910,749
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	29,055	33,722,105
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(1)	230	—
New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38(1)	80	—
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% to 11/1/12), 5/1/38	170	112,418
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% to 11/1/14), 5/1/38	430	181,413
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% to 11/1/12), 5/1/15	260	226,629
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% to 11/1/13), 5/1/18	335	159,081
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/38	21,000	23,569,980
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/39	27,500	30,870,675
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	4,015	4,463,997
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.25%, 2/1/30	41,570	48,621,519
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35	7,500	8,834,550
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	483,025	36,603,635
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	475	497,154
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,095	882,570
Southern Hills Plantation I, FL, Community Development District, 5.80%, (0.00% until 11/1/12), 5/1/35	410	263,630
Southern Hills Plantation I, FL, Community Development District, 5.80%, 5/1/35	555	465,867
Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	1,665	1,437,661
Tiverton, RI, Special Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	400	404,580
University Square, FL, Community Development District, 6.75%, 5/1/20	4,670	4,674,296

		$266,390,299

Student Loan — 1.2%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$14,800	$16,449,016
Iowa Student Loan Liquidity Corp., 5.50%, 12/1/27	8,180	8,580,493
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/22	4,875	5,315,164

Security	Principal Amount (000’s omitted)	Value
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	$10,010	$10,637,927
New Jersey Higher Education Student Assistance Authority, (AMT), 5.50%, 12/1/25	7,130	7,955,939
New Jersey Higher Education Student Assistance Authority, (AMT), 5.50%, 12/1/26	6,250	6,906,375
New Jersey Higher Education Student Assistance Authority, (AMT), 5.75%, 12/1/27	800	894,784

		$56,739,698

Transportation — 22.2%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$4,260	$4,783,213
Illinois Toll Highway Authority, 5.25%, 1/1/29	18,160	20,248,037
Illinois Toll Highway Authority, 5.25%, 1/1/30(2)(4)	18,180	20,219,614
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(4)	16,200	17,971,632
Metropolitan Transportation Authority, NY, 5.00%, 11/15/23(3)	11,835	13,405,268
Metropolitan Transportation Authority, NY, 5.00%, 11/15/24(3)	4,550	5,118,932
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	14,565	16,382,566
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	19,475	24,727,992
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	16,820	18,071,240
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	50,590	57,038,201
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/36	91,425	27,154,139
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	55,250	63,414,845
New Jersey Transportation Trust Fund Authority, (Transportation System), 2008 Series A, 0.00%, 12/15/38	138,580	36,508,901
New Jersey Transportation Trust Fund Authority, (Transportation System), 2009 Series A, 0.00%, 12/15/38	108,655	28,478,475
New York Liberty Development Corp., (One World Trade Center), 5.00%, 12/15/41	18,230	20,283,974
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	18,675	20,952,790
New York Thruway Authority, 5.00%, 1/1/37(3)	6,370	6,977,762
New York Thruway Authority, 5.00%, 1/1/42(3)	6,920	7,522,594
North Texas Tollway Authority, 5.75%, 1/1/38	66,265	71,859,091
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/35	15,000	16,389,300
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/40	14,735	16,003,978
Orlando-Orange County, FL, Expressway Authority, Series C, 5.00%, 7/1/35	8,475	9,259,955
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	9,305	10,022,322
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	13,010	12,100,211
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	12,125	11,057,030
Pennsylvania Turnpike Commission, 5.50%, 12/1/41	4,980	5,504,245
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	25,000	23,436,250
Pennsylvania Turnpike Commission, 6.50%, 12/1/36	10,000	11,997,900
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	20,845	22,510,724
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	20,675	22,228,520
Port Authority of New York and New Jersey, 4.00%, 12/1/27	24,050	25,727,006
Port Authority of New York and New Jersey, 4.00%, 6/1/32	9,950	10,300,439
Port Authority of New York and New Jersey, 5.00%, 10/15/36	23,175	25,211,156
Port Authority of New York and New Jersey, 5.25%, 7/15/36	13,465	15,563,116
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37	20,120	20,834,260
Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37	20,490	21,531,917
Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(2)	80,490	84,582,916
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/1/30	13,215	14,823,133
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/1/31	17,120	19,143,413
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/41	13,750	14,826,625
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(2)	28,890	32,965,512
San Francisco City and County, CA, Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/27	8,000	8,863,280

Security	Principal Amount (000’s omitted)	Value
San Francisco City and County, CA, Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/28	$7,000	$7,692,930
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	35,170,816
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	28,496,091
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(2)	38,980	44,460,198
Virginia Commonwealth Transportation Board, 4.00%, 3/15/26	11,355	12,408,176
Virginia Commonwealth Transportation Board, 4.00%, 9/15/26	11,105	12,130,103

		$1,076,360,788

Water and Sewer — 3.1%
Chicago, IL, Water Revenue, 5.00%, 11/1/42	$3,640	$4,048,262
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	10,330	10,488,462
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	17,215	17,666,377
Metropolitan Water District of Southern California, 5.00%, 7/1/37(2)	34,800	38,609,904
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(2)	42,030	50,805,864
San Antonio, TX, Water System, 4.00%, 5/15/28	27,370	29,415,087

		$151,033,956

Total Tax-Exempt Municipal Securities — 111.7% (identified cost $5,059,703,757)		$5,419,806,285

Taxable Municipal Securities — 3.2%
Security	Principal Amount (000’s omitted)	Value
General Obligations — 3.2%
California, 7.30%, 10/1/39(11)	$14,685	$18,418,367
California, 7.35%, 11/1/39(11)	4,595	5,797,144
California, 7.50%, 4/1/34(11)	39,915	50,144,017
California, 7.625%, 3/1/40(11)	2,605	3,377,930
California, 7.70%, 11/1/30(11)	5,750	6,963,595
California, 7.95%, 3/1/36(11)	46,495	56,043,213
Detroit, MI, School District, 7.747%, 5/1/39(11)	9,980	12,569,710

Total Taxable Municipal Securities — 3.2% (identified cost $153,145,000)		$153,313,976

Total Investments — 114.9% (identified cost $5,212,848,757)		$5,573,120,261

Other Assets, Less Liabilities — (14.9)%		$(723,426,613)

Net Assets — 100.0%		$4,849,693,648

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	20.9%
California	18.1%
Texas	15.6%
Florida	11.4%
Others, representing less than 10% individually	48.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2012, 19.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.1% to 6.7% of total investments.

(1)	Defaulted bond.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	When-issued security.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $47,447,375.

(5)	Amount is less than 0.05%.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2012, the aggregate value of these securities is $51,633,618 or 1.1% of the Fund’s net assets.

(7)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $27,760,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(8)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at June 30, 2012.

(9)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(10)	Security is in default and making only partial interest payments.

(11)	Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

A summary of open financial instruments at June 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	12,000 U.S. 30-Year Treasury Bond	Short	$(1,768,436,943)	$(1,775,625,000)	$(7,188,057)

At June 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $7,188,057.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,440,838,430

Gross unrealized appreciation	$520,770,334
Gross unrealized depreciation	(122,201,503)

Net unrealized appreciation	$398,568,831

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level3	Total
Tax-Exempt Municipal Securities	$—	$5,419,806,285	$—	$5,419,806,285
Taxable Municipal Securities	—	153,313,976	—	153,313,976
Total Investments	$—	$5,573,120,261	$—	$5,573,120,261

Liability Description
Futures Contracts	$(7,188,057)	$—	$—	$(7,188,057)
Total	$(7,188,057)	$—	$—	$(7,188,057)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

New York Municipal Income Fund

June 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 107.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.7%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,606,021
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	8,400	9,293,760

		$15,899,781

Cogeneration — 1.3%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$4,250	$4,249,618

		$4,249,618

Education — 21.1%
Geneva Development Corp., (Hobart & William Smith Colleges), 5.00%, 9/1/32	$1,950	$2,213,620
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	5,725	6,492,264
New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	250	257,423
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,790	2,036,519
New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	6,272,850
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	5,000	5,645,150
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	11,231,700
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,774,625
New York Dormitory Authority, (Rochester Institute of Technology), 6.00%, 7/1/33	8,500	9,889,325
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/32	2,780	3,295,801
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/25	1,110	1,284,059
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	284,268
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,500	1,599,600
New York Dormitory Authority, (State University Educational Facilities), 4.00%, 5/15/28	5,000	5,286,350
New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,000	2,392,420
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,500	6,170,450
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	1,037,754
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,515	2,697,363

		$70,861,541

Electric Utilities — 4.0%
Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$2,930	$3,488,663
New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), 6.952%, 7/1/26	5,000	5,023,500
New York Power Authority, 5.00%, 11/15/31	1,000	1,164,620
Suffolk County Industrial Development Agency, (KeySpan-Port Jefferson Energy Center, LLC), (AMT), 5.25%, 6/1/27	3,755	3,880,117

		$13,556,900

Escrowed/Prerefunded — 2.1%
Geneva Industrial Development Agency, (Hobart & William Smith Colleges), Prerefunded to 2/1/13, 5.375%, 2/1/33	$1,810	$1,857,458
Suffolk County Industrial Development Agency, (Huntington Hospital), Prerefunded to 11/1/12, 5.875%, 11/1/32	5,000	5,097,050

		$6,954,508

1

Security	Principal Amount (000’s omitted)	Value
General Obligations — 5.3%
New York, 5.00%, 12/15/30	$5,000	$5,843,000
New York City, 5.30%, 4/1/27	250	287,352
New York City, 5.375%, 4/1/36	5,000	5,686,650
New York City, 6.25%, 10/15/28	4,000	4,996,560
Saratoga County, 4.75%, 7/15/37	1,000	1,083,130

		$17,896,692

Health Care-Miscellaneous — 0.2%
New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$335	$321,563
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, 7.50%, 9/1/15	110	110,588
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series F, 7.50%, 9/1/15	165	165,883
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series J, 7.50%, 9/1/15	145	145,776

		$743,810

Hospital — 13.0%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$370	$414,385
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,535	2,784,444
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	2,570	2,574,138
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22(2)	4,250	4,468,195
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	6,750	7,360,942
New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,000	2,044,820
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	3,500	3,890,880
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	3,155	3,310,762
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	4,500	4,863,690
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,420	1,549,887
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,830	3,055,976
Oneida County Industrial Development Agency, (Elizabeth Medical Center), 5.875%, 12/1/29	2,750	2,751,045
Oneida County Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	1,000	1,000,360
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	3,150	3,534,269

		$43,603,793

Housing — 4.1%
New York City Housing Development Corp., MFMR, (AMT), 4.70%, 11/1/40	$3,500	$3,548,755
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	2,000	2,045,140
New York Housing Finance Agency, 5.25%, 11/1/41	2,000	2,118,720
New York Mortgage Agency, (AMT), 5.20%, 10/1/32	2,905	3,052,429
New York Mortgage Agency, (AMT), 5.30%, 4/1/29	1,885	1,886,809
New York Mortgage Agency, (AMT), 5.65%, 4/1/30	1,025	1,026,220

		$13,678,073

Industrial Development Revenue — 3.2%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	$4,005	$4,675,798
Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), 4.875%, 7/1/41	5,000	5,002,500
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	1,040	1,066,010

		$10,744,308

Insured-Education — 3.0%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$7,680,618
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	2,250	2,374,875

		$10,055,493

2

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 1.5%
Long Island Power Authority, Electric System Revenue, (BHAC), 6.00%, 5/1/33	$4,250	$5,172,123

		$5,172,123

Insured-Escrowed/Prerefunded — 4.9%
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$3,915	$2,709,571
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	4,385	2,921,375
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	16,945	9,974,505
New York Urban Development Corp., (FGIC), (NPFG), Prerefunded to 3/15/14, 5.25%, 3/15/34	1,000	1,061,810

		$16,667,261

Insured-General Obligations — 2.0%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$1,875	$2,245,481
Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	2,700	3,205,062
Jamestown, (AMBAC), 7.10%, 3/15/13	675	704,376
Jamestown, (AMBAC), 7.10%, 3/15/14	515	566,835

		$6,721,754

Insured-Other Revenue — 2.3%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	$10,225	$4,759,737
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	2,590	1,136,803
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/33	4,825	1,866,310

		$7,762,850

Insured-Special Tax Revenue — 2.4%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$6,750	$2,880,022
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	15,975	4,311,812
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	4,140	895,648

		$8,087,482

Insured-Transportation — 0.8%
Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	$2,695	$2,724,376

		$2,724,376

Insured-Water and Sewer — 0.8%
Nassau County Industrial Development Agency, (New York Water Service Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,535	$2,586,384

		$2,586,384

Lease Revenue/Certificates of Participation — 4.0%
New York Urban Development Corp., 5.70%, 4/1/20	$10,940	$13,316,168

		$13,316,168

Other Revenue — 5.2%
Albany Industrial Development Agency, (Charitable Leadership Foundation), 5.75%, 7/1/26(3)	$1,976	$992,122
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	10,395	4,058,520
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,260	1,417,714
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	1,710	1,946,407
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,000	1,111,740
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	1,960	2,295,219
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,730,200

		$17,551,922

3

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 1.0%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$800	$800,128
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,610,263

		$3,410,391

Special Tax Revenue — 6.9%
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	$1,605	$1,778,517
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,559,150
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,500	1,694,655
New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	5,500	6,241,565
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	41,235	3,124,788
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	2,420	2,532,869
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,890	2,215,401

		$23,146,945

Transportation — 11.2%
Metropolitan Transportation Authority, 5.00%, 11/15/27	$3,195	$3,659,042
Metropolitan Transportation Authority, 5.00%, 11/15/37	2,710	2,890,486
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	2,074,309
New York Thruway Authority, 5.00%, 1/1/37(4)	1,275	1,396,647
New York Thruway Authority, 5.00%, 1/1/42(4)	1,385	1,505,606
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	12,000	12,994,200
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	3,065,150
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	9,000	10,265,310

		$37,850,750

Water and Sewer — 2.6%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/31	$585	$295,688
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/32	585	284,825
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/33	335	155,453
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/36	585	236,720
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/37	585	226,366
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/38	585	216,333
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/39	585	207,178
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,500	1,711,545
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,000	1,122,030
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)	3,450	4,170,360

		$8,626,498

Total Tax-Exempt Investments — 107.6% (identified cost $326,997,255)		$361,869,421

Other Assets, Less Liabilities — (7.6)%		$(25,531,996)

Net Assets — 100.0%		$336,337,425

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

4

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2012, 16.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 6.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Defaulted bond.

(4)	When-issued security.

A summary of open financial instruments at June 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	192 U.S. 30-Year Treasury Bond	Short	$(28,271,649)	$(28,410,000)	$(138,351)

At June 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $138,351.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$292,712,204

Gross unrealized appreciation	$38,754,634
Gross unrealized depreciation	(4,122,417)

Net unrealized appreciation	$34,632,217

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$361,869,421	$—	$361,869,421
Total Investments	$—	$361,869,421	$—	$361,869,421

Liability Description
Futures Contracts	$(138,351)	$—	$—	$(138,351)
Total	$(138,351)	$—	$—	$(138,351)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Ohio Municipal Income Fund

June 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 6.0%
Cleveland-Cuyahoga County Port Authority, (Columbia National Group, Inc.), (AMT), 5.00%, 5/15/20	$540	$544,374
Cleveland-Cuyahoga County Port Authority, (Fairmount Montessori Association), 5.125%, 5/15/25	625	631,562
Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	1,440	1,505,506
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/28	750	868,305
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 6/1/30	750	858,517
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.25%, 6/1/20	1,000	1,264,020
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	5,955	7,070,074

		$12,742,358

Education — 5.9%
Cuyahoga Community College District, 5.25%, 2/1/29	$2,500	$2,870,950
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/33	5,000	5,470,950
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	550	676,291
Ohio State University, 5.00%, 12/1/29	1,105	1,395,372
University of Cincinnati, 5.00%, 6/1/28	1,000	1,166,200
Wright State University, 5.00%, 5/1/31	1,000	1,094,440

		$12,674,203

Electric Utilities — 2.3%
American Municipal Power, Inc., (AMP Fremont Energy Center), 5.00%, 2/15/32	$1,530	$1,690,467
Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	795	796,272
Puerto Rico Electric Power Authority, 5.00%, 7/1/37	2,290	2,302,572

		$4,789,311

Escrowed/Prerefunded — 1.0%
Ohio Water Development Authority, (Fresh Water Improvement), Prerefunded to 6/1/14, 5.00%, 12/1/28	$2,000	$2,176,720

		$2,176,720

General Obligations — 1.7%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,162,460
Highland Local School District, (School Facilities, Construction and Improvement), 5.50%, 12/1/36	1,000	1,135,340
Ohio, 4.50%, 2/1/32	1,300	1,420,003

		$3,717,803

Hospital — 7.9%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,500	$2,711,800
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,722,025
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	950	1,027,102

1

Security	Principal Amount (000’s omitted)	Value
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	$1,250	$1,324,350
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	1,000	1,122,270
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.25%, 1/1/33	4,880	5,338,769
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	2,365	2,556,683

		$16,802,999

Housing — 0.3%
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 4.75%, 3/1/37	$675	$686,671

		$686,671

Industrial Development Revenue — 1.4%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,300	$2,178,537
Ohio Water Development Authority, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	825	842,086

		$3,020,623

Insured-Education — 4.2%
Kent State University, (AGC), 5.00%, 5/1/29	$2,175	$2,396,110
Miami University, (AMBAC), 3.25%, 9/1/26	750	755,138
Ohio Higher Educational Facility Commission, (University of Dayton), (AMBAC), 5.00%, 12/1/30	2,770	2,921,934
University of Cincinnati, (NPFG), 5.00%, 6/1/34	2,700	2,919,834

		$8,993,016

Insured-Electric Utilities — 11.4%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$4,300	$4,719,164
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,540	1,289,939
Hamilton, Electric System Revenue, (AGM), 4.70%, 10/15/25	2,000	2,128,040
Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (BHAC), (FGIC), 4.80%, 1/1/34	5,045	5,202,202
Ohio Air Quality Development Authority, (Ohio Power), (AMBAC), 5.15%, 5/1/26	2,630	2,632,630
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	1,726,650
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	1,360,125
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	2,448,720
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,625	1,712,327
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,125	1,184,558

		$24,404,355

Insured-Escrowed/Prerefunded — 3.0%
Cincinnati City School District, (AGM), Prerefunded to 12/1/13, 5.00%, 12/1/31	$1,000	$1,067,070
Little Miami School District, (AGM), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,500	1,788,030
Marysville Exempt Village School District, (School Facilities), (NPFG), Prerefunded to 6/1/15, 5.25%, 12/1/30	1,000	1,138,880
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	845	984,552
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.25%, 5/1/21	1,245	1,462,389

		$6,440,921

Insured-General Obligations — 31.2%
Brookfield Local School District, (AGM), 5.25%, 1/15/36	$1,300	$1,410,656
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/32	2,500	1,042,525
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29	2,500	3,229,125
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(1)	7,500	9,687,375
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,627,734
Fairview Park, (NPFG), 5.00%, 12/1/25	3,700	4,091,867
Hamilton City School District, (AGM), 5.00%, 12/1/18	770	888,896
Kettering City School District, (AGM), 5.25%, 12/1/31	9,705	11,923,757

2

Security	Principal Amount (000’s omitted)	Value
Mason City School District, (AGM), 5.25%, 12/1/31	$3,525	$4,783,249
Olentangy Local School District, (AGM), 5.00%, 12/1/21	1,745	1,988,148
Olentangy Local School District, (AGM), 5.00%, 12/1/30	1,255	1,399,099
Painesville City School District, (NPFG), 5.00%, 12/1/24	1,620	1,738,730
Pickerington Local School District, (FGIC), (NPFG), 0.00%, 12/1/16	1,500	1,408,020
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	6,254,600
Springboro Community City School District, (AGM), 5.25%, 12/1/32	4,500	5,645,880
Westerville City School District, (XLCA), 5.00%, 12/1/27	6,705	8,330,091

		$66,449,752

Insured-Hospital — 4.2%
Butler County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/31(2)	$3,350	$3,401,088
Franklin County, (Ohio Health Corp.), (NPFG), 5.00%, 5/15/33	1,270	1,283,475
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	815	825,073
Lorain County, (Catholic Healthcare Partners), (AGM), 17.763%, 2/1/29(3)(4)(5)	2,575	3,377,988

		$8,887,624

Insured-Lease Revenue/Certificates of Participation — 0.0%(6)
Summit County Port Authority, (Akron Civic Theatre), (AMBAC), 5.00%, 12/1/33	$85	$73,353

		$73,353

Insured-Special Tax Revenue — 1.6%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$4,760	$1,888,768
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	5,000	1,349,550
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	590	127,641

		$3,365,959

Insured-Transportation — 7.7%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$1,920	$2,071,373
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	7,000	8,827,910
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	5,000	5,573,600

		$16,472,883

Insured-Water and Sewer — 2.5%
Cleveland, Waterworks System, (NPFG), 5.00%, 1/1/37	$5,000	$5,358,800

		$5,358,800

Lease Revenue/Certificates of Participation — 1.6%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$1,455	$1,683,319
Ohio Building Authority, 5.00%, 10/1/27	1,500	1,671,180

		$3,354,499

Other Revenue — 3.0%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$4,700	$4,762,792
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,562,773

		$6,325,565

Special Tax Revenue — 1.2%
Green, (Community Learning Centers), Income Tax Revenue, 5.00%, 12/1/26(7)	$570	$667,806
Green, (Community Learning Centers), Income Tax Revenue, 5.00%, 12/1/28(7)	940	1,086,668
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	675	791,215

		$2,545,689

Water and Sewer — 3.6%
Cincinnati Water System Authority, 4.50%, 12/1/23	$3,000	$3,268,170
Cincinnati Water System Authority, 5.00%, 12/1/32	3,820	4,343,302

		$7,611,472

3

Security	Principal Amount (000’s omitted)	Value
Total Tax-Exempt Investments — 101.7% (identified cost $194,589,830)		$216,894,576

Other Assets, Less Liabilities — (1.7)%		$(3,609,215)

Net Assets — 100.0%		$213,285,361

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2012, 64.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 26.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2012, the aggregate value of these securities is $3,377,988 or 1.6% of the Fund’s net assets.

(4)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,725,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(5)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at June 30, 2012.

(6)	Amount is less than 0.05%.

(7)	When-issued security.

A summary of open financial instruments at June 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	130 U.S. 30-Year Treasury Bond	Short	$(19,232,450)	$(19,235,938)	$(3,488)

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At June 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $3,488.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$186,715,312

Gross unrealized appreciation	$23,679,413
Gross unrealized depreciation	(1,000,149)

Net unrealized appreciation	$22,679,264

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$216,894,576	$—	$216,894,576
Total Investments	$—	$216,894,576	$—	$216,894,576

Liability Description
Futures Contracts	$(3,488)	$—	$—	$(3,488)
Total	$(3,488)	$—	$—	$(3,488)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: August 27, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: August 27, 2012